Reverse Repurchase Agreements - Non Trading	12 Months Ended
Dec. 31, 2021
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Reverse Repurchase Agreements - Non Trading	16. REVERSE REPURCHASE AGREEMENTS – NON TRADING

		Group
	2021	2020
	£m	£m
Agreements with banks	447	1,258
Agreements with customers	12,236	18,341
	12,683	19,599